ACQUISITION OF BITECH MINING	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
ACQUISITION OF BITECH MINING

NOTE 4. ACQUISITION OF BITECH MINING

On March 31, 2022, the Company acquired 94,312,250 shares of Bitech Mining’s Common Stock in exchange for 9,000,000 shares of its Series A Preferred Stock representing 100% of the issued and outstanding shares of Bitech Mining.

The Share Exchange was treated as a recapitalization and reverse acquisition for financial reporting purposes, and Bitech Mining is considered the acquirer for accounting purposes. As a result of the Share Exchange and the change in our business and operations, a discussion of the past financial results of our predecessor, Spine Injury Solutions Inc., is not pertinent, and under applicable accounting principles, the historical financial results of Bitech Mining, the accounting acquirer, prior to the Share Exchange are considered our historical financial results.

The Combination of the Company and Bitech Mining is considered a business acquisition and the method used to present the transaction is the acquisition method. The acquisition method is a method of accounting for a merger of two businesses. The tangible assets and liabilities and operations of the acquired business were combined at their market value of the acquisition date, which is the date when the acquirer gains control over the acquired company

The following table summarizes the consideration paid for Bitech Mining and the fair value amounts of assets acquired and liabilities assumed recognized at the acquisition date:

Purchase price	$1,113,679

Cash	$1,150,163
Total assets:	$1,185,163
Less: liabilities assumed	$(71,484)
Net assets acquired	$1,113,679
Purchase price in excess of net assets acquired	$0

BITECH TECHNOLOGIES CORPORATION

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS